BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2015
BORROWINGS [Abstract]
Schedule of bank borrowings
	At December 31, 2014	At June 30, 2015
Short-term	$624,871	$636,584
Long-term, current portion	29,804	17,043
Subtotal	654,675	653,627
Long-term	43,452	41,117
	$698,127	$694,744

Schedule of future principal repayment on the long-term bank loans
2015	$16,483
2016	1,171
2017	33,152
2018	1,270
2019 and after	6,084
$58,160